Inventories	12 Months Ended
Dec. 31, 2018
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Inventories

Note 8. Inventories

	December 31, 2018		December 31, 2017
Finished products	Ps.	27,145	Ps.	25,864
Raw materials		5,363		5,194
Spare parts		1,362		2,102
Work in process		225		198
Inventories in transit		1,591		1,437
Other		—		45

	Ps.	35,686	Ps.	34,840

For the years ended 2018, 2017 and 2016, the Company recognized write-downs of its inventories for Ps. 2,006, Ps. 308, and Ps. 1,832 to net realizable value, respectively.

For the years ended 2018, 2017 and 2016, changes in inventories are comprised as follows and included in the consolidated income statement under the cost of goods sold caption:

	2018		2017		2016
Changes in inventories of finished goods and work in progress	Ps.	204,688	Ps.	188,022	Ps.	172,554
Raw materials and consumables used		79,825		85,568		63,285

Total	Ps.	284,513	Ps.	273,590	Ps.	235,839